RISK MANAGEMENT - Other accounts receivable (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Simplified approach | Accumulated impairment
Disclosure Of Financial Risk Management Explanatory [Line Items]
Provision charged to profit or loss	$ 65,230
Recovery for partial payments from the clients	(12,373)
Exchange gains (losses) in foreign currency	255
Other Accounts Receivable
Disclosure Of Financial Risk Management Explanatory [Line Items]
Balance at the beginning of the year	$ 226,862	$ 195,078	$ 194,450
Provision charged to profit or loss		98,024	105,942
Recovery for partial payments from the clients		(18,383)	(32,514)
Charge-offs		(48,171)	(72,120)
Exchange gains (losses) in foreign currency		314	(680)
Balance at the end of the year		$ 226,862	$ 195,078